PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 176,821		¥ 1,386,123,000		¥ 1,230,989,000
Less: accumulated depreciation	(71,711)		(567,835,000)		(499,235,000)
Less: impairment	(48,139)		(403,221,000)		(335,134,000)
Property and equipment, net	56,971		415,067,000		396,620,000
Depreciation expenses	4,114	¥ 28,642,000	12,017,000	¥ 9,145,000
Impairment of property, plant and equipment		0	0	17,787,000
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	4,107	28,598,000	11,999,000	8,090,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1	6,000		4,000
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	3	18,000	9,000	1,050,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	3	¥ 20,000	9,000	¥ 1,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,882		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	124,874		1,004,948,000		869,344,000
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,205		10,218,000		8,389,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,678		18,782,000		18,645,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,102		9,842,000		7,675,000
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 45,080		324,716,000		¥ 313,836,000
Freehold land
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost			¥ 4,517,000